Equity Method Investments - Narrative (Details) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) jointVentureCompanies rig	Dec. 31, 2022 USD ($)
Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	51.00%
Number of joint ventures for bareboat charters | jointVentureCompanies	2
Number of rigs on bareboat charter | rig	5
Perfomex and Perfomex II | Proyectos Globales de Energia y Servicos CME, S.A. DE C.V.
Equity Method Investment, Summarized Financial Information [Abstract]
Percentage acquired share by the entity	49.00%
Opex and Akal | Perfomex and Perfomex II
Equity Method Investment, Summarized Financial Information [Abstract]
Contracts receivable	$ 123.0	$ 113.9
Billed contracts receivable	106.9	105.1
Unbilled contracts receivable	$ 16.1	$ 8.8